Loans and advances to customers - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 02, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans And Advances To Customers Line Items
Financial assets held for trading	€ 108,230		€ 92,879	[1]		€ 125,618	€ 125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,911		10,730	[1]		4,987
Financial assets designated at fair value through profit or loss	62,069		57,460	[1]		42,075	34,782
Financial assets at fair value through other comprehensive income	125,708		121,091	[1]		126,353
Financial assets at amortised cost	995,482		946,099	[1]		909,094
Loans and receivables							903,013
Total financial assets	184,596		191,124				199,351
Loans and advances to customers	942,218		882,921				848,915
Accumulated impairment
Loans And Advances To Customers Line Items
Total financial assets	(474)		(635)				(730)
Loans and advances
Loans And Advances To Customers Line Items
Financial assets held for trading	355		202	[1]		10,468	10,511
Non-trading financial assets mandatorily at fair value through profit or loss	386		1,883	[1]		611
Financial assets designated at fair value through profit or loss	58,883		54,238	[1]		38,789	30,364
Financial assets at fair value through other comprehensive income	4,440		1,601	[1]		1,107
Financial assets at amortised cost	965,693		908,403	[1]		€ 873,322
Loans and receivables							885,470
Loans and advances - Customers
Loans And Advances To Customers Line Items
Financial assets held for trading	355		202	[1]			8,815
Non-trading financial assets mandatorily at fair value through profit or loss	386		1,881	[1]
Financial assets designated at fair value through profit or loss	30,761		21,915	[1]			20,475
Financial assets at fair value through other comprehensive income	4,440		1,601	[1]
Financial assets at amortised cost	906,276		857,322	[1]
Loans and receivables							819,625
Total financial assets			882,921				848,915
Loans and advances - Customers | Gross carrying amount
Loans And Advances To Customers Line Items
Total financial assets	964,460		906,228				872,849
Loans and advances - Customers | Accumulated impairment
Loans And Advances To Customers Line Items
Total financial assets	€ (22,242)	€ (23,307)	€ (23,307)		€ (25,936)		€ (23,934)	€ (24,393)

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).